Cost of revenues (Details) - Cost of revenues [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue sharing fees and content costs	¥ 3,790,624	¥ 2,343,224	¥ 1,133,984
Bandwidth costs	651,652	570,169	345,913
Salary and welfare	232,497	198,153	131,773
Depreciation and amortization	173,048	145,135	59,817
Payment handling costs	67,474	104,849	55,101
Business tax and surcharges	44,659	27,794	49,233
Share based compensation	15,894	23,963	18,037
Other costs	127,582	166,457	55,291
Total	¥ 5,103,430	¥ 3,579,744	¥ 1,849,149